Summary of material accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of material accounting policies
Basis of preparation

2.1Basis of preparation

The financial statements for the three and six months ended June 30, 2026, have been prepared in accordance with International Accounting Standard 34, ‘Interim Financial Reporting’ (“IAS 34”), as issued by the International Accounting Standards Board (“IFRS® Accounting Standards”).

The condensed financial statements do not amount to full financial statements and do not include all of the information and disclosures required for full consolidated annual financial statements. These should be read in conjunction with the consolidated annual financial statements of the Group for the year ended December 31, 2025, which have been prepared in accordance with IFRS® Accounting Standards as issued by the IASB, as noted within note 2.1 of the consolidated annual financial statements.

In management’s opinion, the accompanying financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of the Group’s financial position as of June 30, 2026, and its results of operations for the three and six months ended June 30, 2026, and 2025, cash flows for the three and six months ended June 30, 2026, and 2025, and statement of changes in equity for the six months ended June 30, 2026, and 2025. The condensed consolidated statement of financial position as of December 31, 2025, was derived from audited consolidated annual financial statements but does not contain all of the footnote disclosures from the consolidated annual financial statements.

Approval	2.2Approval These condensed consolidated interim financial statements were authorized and approved for issue on August 10, 2026.
Income tax

2.3Income tax

Income tax expense for the interim period is recognized based on the Group’s estimated annual effective income tax rate expected for the full financial year on an entity basis, applied to profit before tax for the interim period. The estimated annual effective tax rate is calculated separately for each entity, incorporating the expected statutory tax rates, tax incentives and non-deductible items across the countries in which the Group operates.

Changes in accounting policies and disclosures

2.4Changes in accounting policies and disclosures

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except the new standards, amendments and interpretations adopted by the Group during the period.

(a)New standards, amendments and interpretations adopted by the Group

The Group has applied the following standards, amendments and interpretations for its reporting period commencing January 1, 2026:

●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to: IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”));
●	Annual Improvements to IFRS Accounting Standards – Volume 11; and
●	Contracts Referencing Nature-dependent Electricity (Amendments to: IFRS 9 and IFRS 7).

The above did not have a material impact on the Group’s financial statements. However, in applying the Amendments to the Classification and Measurement of Financial Instruments, the Group has elected the accounting policy option in IFRS 9 to derecognize financial liabilities settled in cash using an electronic payment system when it loses the practical ability to access the cash used to discharge the liability, which is generally when the related payment instruction is irrevocably processed.

(b)New standards, amendments and interpretations not yet adopted by the Group

Certain new standards and amendments have been published that are not yet effective for June 30, 2026 reporting period and have not been early adopted by the Group. These are as follows:

●	Presentation and Disclosure in Financial Statements (IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”));
●	Amendments to the Fair Value Option for Investments in Associates and Joint Ventures (Amendment to IAS 28);
●	Regulatory Assets and Regulatory Liabilities (“IFRS 20”)
●	Translation to a Hyperinflationary Presentation Currency (Amendments to: IAS 21); and
●	Subsidiaries without Public Accountability: Disclosures (Amendment to IFRS 19).

The Company is in the process of analyzing the impact of the above.

(c)Share based payments and other long-term employee benefit arrangements

When the number of shares under share-based payment arrangement, or an estimated liability under an employee long-term benefit arrangement (excluding post-employment and termination benefits) changes, and/or the service period for either is reduced, this results in accelerated expense recognition in the current period, by way of updating the cumulative expense recognized up to the reporting date. The expense for the revised remaining vesting period is recognized prospectively.

This accounting policy has been applied in the current period to certain management incentive schemes, following the February 2026 announcement by the Group that it had entered into a definitive merger agreement to be acquired by MTN Group Limited (see note 7 for further details). The expense recognized includes an estimated charge for the service period to date for a discretionary long-term incentive scheme under which certain employees may become eligible to receive one-time cash payments in connection with the completion of the transactions contemplated by the merger agreement with MTN Group Limited and the Latam Towers and I-Systems disposals for a discretionary amount that is no greater than $145 million.